LEASES	12 Months Ended
Jun. 30, 2022
LEASES
LEASES

NOTE 5 -             LEASES

	June 30, 2022	June 30, 2021
Operating leases:
Operating lease right of use assets	$—	$50,935
Current operating lease liabilities	—	55,022
Total operating lease liabilities	$—	$55,022

Lease commitments:

The Company’s Jinshang Leasing, and Zhongrui Xuikai, entered into operating lease agreements with landlords to lease office space in Beijing.

The following table sets forth our contractual obligations as of June 30, 2022:

For the year ended June 30,	Operating lease
2022	$44,103
2023	6,333
Total	$50,436